UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM 13F

                               FORM 13F Cover Page

        Report for the Calendar Year or Quarter Ended: September 30, 2007

Check here if Amendment:           |_|; Amendment Number: ____

This Amendment (Check only one):   |_| is a restatement
                                   |_| adds new holding entries.

Institutional Manager Filing this Report:

Name:     Thunderstorm Capital LLC

Address:  One Federal Street
          18th Floor
          Boston, MA 02110

13F File Number:  028-12440

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     John R. Dorfman
Title:    Chairman
Phone:    617-630-8000

Signature, Place and Date of Signing:


/s/ John R. Dorfman                 Boston, MA                November 14, 2007
-------------------               ---------------             -----------------
     [Signature]                   [City, State]                   [Date]

Report Type: (Check only one):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[_] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting managers(s).)

[_] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:              0

Form 13F Information Table Entry Total:        46

Form 13F Information Table Value Total:  $126,311
                                         (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

None

                                                     FORM 13F INFORMATION TABLE
COLUMN 1                          COLUMN 2      COLUMN 3    COLUMN 4        COLUMN 5        COLUMN 6   COL 7        COLUMN 8

                                                             VALUE     SHRS OR  SH/  PUT/   INVSTMT    OTHER    VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP     (x$1000)   PRN AMT  PRN  CALL   DSCRETN    MNGRS   SOLE  SHARED  NONE
---------------------------------------------------------------------------------------------------------------------------------
ALLIANT TECHSYSTEMS INC        COM              018804104    2,521      23,065  SH            SOLE     None    SOLE
APACHE CORP                    COM              037411105    7,604      84,428  SH            SOLE     None    SOLE
ASTRAZENECA PLC                SPONSORED ADR    046353108    7,064     141,000  SH            SOLE     None    SOLE
AU OPTRONICS CORP              SPONSORED ADR    002255107    3,197     188,939  SH            SOLE     None    SOLE
AUTOLIV INC                    COM              052800109    3,190      53,396  SH            SOLE     None    SOLE
BANCO LATINOAMERICANO DE EXP   CL E             P16994132    2,072     113,980  SH            SOLE     None    SOLE
BANK OF AMERICA CORPORATION    COM              060505104      455       9,045  SH            SOLE     None    SOLE
BANKATLANTIC BANCORP           CL A             065908501    1,496     172,500  SH            SOLE     None    SOLE
BEAR STEARNS COS INC           COM              073902108    5,895      48,000  SH            SOLE     None    SOLE
CIMAREX ENERGY  CO             COM              171798101      118      32,000  SH   Call     SOLE     None    SOLE
CKE RESTAURANTS INC            COM              12561E105    1,956     120,647  SH            SOLE     None    SOLE
COLUMBIA SPORTSWEAR CO         COM              198516106    6,852     123,890  SH            SOLE     None    SOLE
COMMERCIAL METALS CO           COM              201723103   12,310     388,940  SH            SOLE     None    SOLE
CONSECO INC                    COM NEW          208464883       19      75,000  SH   Call     SOLE     None    SOLE
CONTINENTAL AIRLS INC          CL B             210795308      230      27,700  SH   Put      SOLE     None    SOLE
CREDICORP LTD                  COM              G2519Y108    1,472      21,741  SH            SOLE     None    SOLE
CUMMINS INC                    COM              231021106      232       1,816  SH            SOLE     None    SOLE
CURTISS WRIGHT CORP            COM              231561101    4,368      91,949  SH            SOLE     None    SOLE
DEVON ENERGY CORP NEW          COM              25179M103    4,534      54,501  SH            SOLE     None    SOLE
ELECTRONIC DATA SYS NEW        COM              285661104    3,777     172,961  SH            SOLE     None    SOLE
ENCORE WIRE CORP               COM              292562105    1,754      69,800  SH            SOLE     None    SOLE
FOSTER WHEELER LTD             SHS NEW          G36535139        5      24,200  SH   Put      SOLE     None    SOLE
FREIGHTCAR AMER INC            COM              357023100      257       6,721  SH            SOLE     None    SOLE
GOLDMAN SACHS GROUP INC        COM              38141G104      235       1,085  SH            SOLE     None    SOLE
HELEN OF TROY CORP LTD         COM              G4388N106    1,600      82,850  SH            SOLE     None    SOLE
KINETIC CONCEPTS INC           COM NEW          49460W208    2,486      44,168  SH            SOLE     None    SOLE
LEXMARK INTL NEW               CL A             529771107      222       5,350  SH            SOLE     None    SOLE
LINCOLN ELEC HLDGS INC         COM              533900106    2,647      34,100  SH            SOLE     None    SOLE
MB FINANCIAL INC NEW           COM              55264U108    3,021      87,438  SH            SOLE     None    SOLE
MERCURY GENL CORP NEW          COM              589400100    2,224      41,247  SH            SOLE     None    SOLE
MERRILL LYNCH & CO INC         COM              590188108      397       5,567  SH            SOLE     None    SOLE
NAM TAI ELECTRS INC            COM PAR $0.02    629865205    7,306     580,800  SH            SOLE     None    SOLE
OVERSEAS SHIPHOLDING GROUP I   COM              690368105    2,601      33,860  SH            SOLE     None    SOLE
PALM INC NEW                   COM              696643105    3,493     214,680  SH            SOLE     None    SOLE
PATTERSON UTI ENERGY INC       COM              703481101       55      58,000  SH   Call     SOLE     None    SOLE
POGO PRODUCING CO              COM              730448107    2,181      41,070  SH            SOLE     None    SOLE
ROFIN SINAR TECHNOLOGIES INC   COM              775043102    2,213      31,520  SH            SOLE     None    SOLE
SCHNITZER STL INDS             CL A             806882106    5,725      78,119  SH            SOLE     None    SOLE
SEABOARD CORP                  COM              811543107    2,873       1,466  SH            SOLE     None    SOLE
ST MARY LD & EXPL CO           COM              792228108    1,541      43,209  SH            SOLE     None    SOLE
TERADYNE INC                   COM              880770102      141      10,200  SH            SOLE     None    SOLE
TSAKOS ENERGY NAVIGATION LTD   SHS              G9108L108    6,231      88,501  SH            SOLE     None    SOLE
UNITED INDL CORP               COM              910671106    1,742      23,151  SH            SOLE     None    SOLE
UNITED ONLINE INC              COM              911268100    2,529     168,497  SH            SOLE     None    SOLE
US AIRWAYS GROUP INC           PUT              90341W108      623      26,300  SH   Put      SOLE     None    SOLE
WESTAR ENERGY INC              COM              95709T100    2,845     115,833  SH            SOLE     None    SOLE

SK 25319 0002 824740